Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum rentals on operating leases [Table Text Block]	Minimum non-cancelable operating lease commitments at December 31, 2016 were as follows (in millions):

	2017	2018	2019	2020	2021	Thereafter
Minimum rentals on operating leases	$18	$11	$8	$6	$4	$8